CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2015
CASH AND CASH EQUIVALENTS

NOTE 10. CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of the following:

	December 31
(in US$ thousands)	2014	2015
Cash and savings accounts	$38,529	$71,426
Time deposits	21,102	1,006

Total cash and cash equivalents	59,631	72,432
Less: Cash restricted as collateral and performance bond	(8,991)	(1,000)

Cash and cash equivalents reported on the consolidated statements of cash flows	$50,640	$71,432

As of December 31, 2014, cash amounting to $1.5 million has been deposited in an escrow account in a bank as a performance bond for our players’ game points, and certain time deposits amounting to $7.5 million have also been pledged as collateral for borrowings from financial institutions. As of December 31, 2015, cash amounting to $1.0 million has been deposited in an escrow account in a bank as a performance bond for our players’ game points. These deposits are restricted and are included in restricted cash in the consolidated balance sheets.

We maintain cash and cash equivalents, as well as restricted cash, in bank accounts with major financial institutions with high credit ratings located in the following jurisdictions:

	December 31
(in US$ thousands)	2014	2015
Taiwan	$49,829	$69,879
Hong Kong	2,178	1,120
China	6,055	16
Singapore	1,418	1,417
Others	151	—

	$59,631	$72,432